Note 11 - Other Comprehensive Income - Summary of Other Comprehensive Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Cash flow hedges, before tax	$ 418	$ 13,121
Cash flow hedges, tax	(101)	(3,169)
Cash flow hedges	317	9,952
Other comprehensive income (loss), before tax	418	13,121
Other comprehensive income (loss), tax	(101)	(3,169)
Other Comprehensive Income (Loss)	$ 317	$ 9,952